THE PRUDENTIAL SERIES FUND
655 BROAD STREET
NEWARK, NJ 07102

January 10, 2025

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:	The Prudential Series Fund Registration Statement on Form N-14 (File No. 811-03623)

Commissioners:

On behalf of The Prudential Series Fund (the “Trust”), a Delaware trust, we are hereby filing a Registration Statement of Form N-14 in connection with the special meeting of shareholders (the “Meeting”) of the PSF PGIM Government Income Portfolio, a series of the Trust.

At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the PSF PGIM Total Return Bond Portfolio of the assets and liabilities of the PSF PGIM Government Income Portfolio. These materials include the notice of the Meeting, the prospectus/proxy statement and the form of voting instruction card for the PSF PGIM Government Income Portfolio.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 420-6867 or email: melissa.gonzalez@prudential.com if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez

Melissa Gonzalez